Intangible Assets - Additional Information (Details) $ in Thousands, € in Millions						12 Months Ended
	Sep. 30, 2022 USD ($)	Apr. 05, 2022 USD ($)	Feb. 22, 2022 USD ($)	Feb. 22, 2022 EUR (€)	Feb. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount						$ 1,547,830	$ 1,359,657
Goodwill						402,304	382,285
Impairment charge							$ 11,800
Impairment expense on tangible and intangible assets						136,700
Recoverable amounts of smaller CGUs not fully impaired						6,300
Other impairment recognized						$ 2,700
Growth rate used to extrapolate cash flow projections	1.90%					2.00%	2.00%	2.00%
Pre-tax discount rates	14.50%
Projected cash flows forecast period						3 years
Authentic Brands Group LLC
Disclosure Of Intangible Assets [Line Items]
Committed minimum royalty payments			$ 368,200	€ 329.9
Life of agreement			11 years	11 years
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates						10.90%	8.90%	12.10%
Projected cash flows forecast period						5 years
Projected cash flows forecast extended period						5 years
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates						17.40%	10.90%	12.93%
Projected cash flows forecast period						7 years
Projected cash flows forecast extended period						7 years
Brand Platform New Guards
Disclosure Of Intangible Assets [Line Items]
Goodwill						$ 171,060	$ 181,381
Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill						226,131	$ 176,776
Browns-Digital CGU
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets	$ 38,100					38,100
Smaller CGUs Within Group Member
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets						98,600
Smaller Intangible Brand Assets
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets						95,900
New Guards | Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill						20,700
Violet Grey, Inc
Disclosure Of Intangible Assets [Line Items]
Goodwill					$ 30,174
Wannaby Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill						22,159
Violet Grey and Wannaby Acquisitions | Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill						52,300
Palm Angels
Disclosure Of Intangible Assets [Line Items]
Acquisition of percent of ordinary share capital							60.00%
Right of Use Assets | Browns-Digital CGU
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets	8,300
Right of Use Assets | Smaller Intangible Brand Assets
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets						1,400
Property, Plant and Equipment | Browns-Digital CGU
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets	6,800
Property, Plant and Equipment | Smaller Intangible Brand Assets
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets						900
Goodwill
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount						402,304	$ 382,285
Goodwill | Browns-Digital CGU
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets	19,000
Goodwill | Smaller Intangible Brand Assets
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets						$ 10,300
Brand, Trademarks & Domain Names | Authentic Brands Group LLC
Disclosure Of Intangible Assets [Line Items]
Additions			$ 364,100
Non-cash additions			$ 364,100
Date of commercial agreement			Feb. 22, 2022	Feb. 22, 2022
Brand, Trademarks & Domain Names | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets						5 years
Brand, Trademarks & Domain Names | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets						16 years
Brand, Trademarks & Domain Names | Browns-Digital CGU
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets	1,100
Brand, Trademarks & Domain Names | Smaller Intangible Brand Assets
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets						$ 82,400
Brand, Trademarks & Domain Names | Violet Grey, Inc
Disclosure Of Intangible Assets [Line Items]
Additions					28,500
Brand, Trademarks & Domain Names | Wannaby Inc.
Disclosure Of Intangible Assets [Line Items]
Additions		$ 300
Brand, Trademarks & Domain Names | Off-White
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount						$ 311,300
Estimated useful lives of intangible assets						3 years
Brand, Trademarks & Domain Names | Stadium Goods
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount						$ 86,000
Estimated useful lives of intangible assets						11 years
Brand, Trademarks & Domain Names | Palm Angels
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount						$ 111,000
Estimated useful lives of intangible assets						8 years 7 months 6 days
Brand, Trademarks & Domain Names | Heron Preston
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount						$ 17,400
Estimated useful lives of intangible assets						4 years 7 months 6 days
Capitalized Development Costs
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets						3 years
Capitalized Development Costs | Smaller Intangible Brand Assets
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets						$ 900
Development Costs
Disclosure Of Intangible Assets [Line Items]
Development costs of assets						$ 48,900	$ 37,800
Development Costs | Browns-Digital CGU
Disclosure Of Intangible Assets [Line Items]
Impairment expense on tangible and intangible assets	$ 2,900
Development Costs | Violet Grey, Inc
Disclosure Of Intangible Assets [Line Items]
Additions					$ 1,200
Development Costs | Wannaby Inc.
Disclosure Of Intangible Assets [Line Items]
Additions		11,500
Customer Relationships | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets						3 years
Customer Relationships | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets						5 years
Customer Relationships | Wannaby Inc.
Disclosure Of Intangible Assets [Line Items]
Additions		$ 2,500
Distribution Rights | Reebook
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount						$ 325,000
Estimated useful lives of intangible assets						10 years